18. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital Tables
Issued and outstanding common shares continuity
	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2016	518,438,669	$1,130,779
Issued for cash:
Share issue proceeds	15,127,805	9,444
Share issue costs	-	(603)
Acquisition of Hook Carter (note 12)	7,500,000	2,854
Flow-through share premium liability	-	(1,843)
Share cancellations	(344,109)	-
	22,283,696	9,852
Balance-December 31, 2016	540,722,365	$1,140,631

Issued for cash:
Share issue proceeds	18,337,000	14,806
Share issue costs	-	(851)
Share option exercises	128,873	70
Share option exercises-fair value adjustment	-	110
Flow-through share premium liability	-	(2,839)
Share cancellations	(5,029)	-
	18,460,844	11,296
Balance-December 31, 2017	559,183,209	$1,151,927